American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Growth ETF (ESGY)
November 30, 2023

Sustainable Growth ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Automobile Components — 0.6%
Aptiv PLC(1)	869	71,988
Automobiles — 2.3%
Tesla, Inc.(1)	1,155	277,292
Beverages — 2.2%
Coca-Cola Co.	1,860	108,698
PepsiCo, Inc.	933	157,015
		265,713
Biotechnology — 1.8%
AbbVie, Inc.	989	140,824
Vertex Pharmaceuticals, Inc.(1)	198	70,252
		211,076
Broadline Retail — 5.3%
Amazon.com, Inc.(1)	4,084	596,632
eBay, Inc.	650	26,656
		623,288
Building Products — 1.5%
Johnson Controls International PLC	1,599	84,427
Trane Technologies PLC	346	77,992
Trex Co., Inc.(1)	298	20,940
		183,359
Capital Markets — 0.6%
MSCI, Inc.	27	14,063
S&P Global, Inc.	126	52,395
		66,458
Chemicals — 1.1%
Air Products & Chemicals, Inc.	325	87,929
Linde PLC	112	46,342
		134,271
Commercial Services and Supplies — 0.2%
Copart, Inc.(1)	450	22,599
Consumer Staples Distribution & Retail — 0.4%
Kroger Co.	321	14,211
Target Corp.	289	38,671
		52,882
Distributors — 0.2%
Pool Corp.	63	21,881
Electrical Equipment — 0.1%
Eaton Corp. PLC	65	14,800
Electronic Equipment, Instruments and Components — 1.0%
CDW Corp.	279	58,835
Keysight Technologies, Inc.(1)	422	57,346
		116,181
Energy Equipment and Services — 0.4%
Schlumberger NV	953	49,594
Entertainment — 0.9%
Electronic Arts, Inc.	415	57,274
Netflix, Inc.(1)	107	50,715
		107,989

Financial Services — 6.3%
Block, Inc.(1)	775	49,158
Mastercard, Inc., Class A	635	262,782
Visa, Inc., Class A	1,699	436,100
		748,040
Food Products — 0.3%
Mondelez International, Inc., Class A	559	39,723
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	2,155	121,499
Health Care Equipment and Supplies — 1.2%
Dexcom, Inc.(1)	256	29,573
IDEXX Laboratories, Inc.(1)	213	99,220
Shockwave Medical, Inc.(1)	49	8,553
		137,346
Health Care Providers and Services — 3.7%
Cigna Group	307	80,704
Elevance Health, Inc.	57	27,331
UnitedHealth Group, Inc.	594	328,464
		436,499
Hotels, Restaurants and Leisure — 1.6%
Airbnb, Inc., Class A(1)	343	43,334
Chipotle Mexican Grill, Inc.(1)	23	50,652
Hilton Worldwide Holdings, Inc.	367	61,480
Starbucks Corp.	384	38,131
		193,597
Interactive Media and Services — 9.6%
Alphabet, Inc., Class A(1)	6,071	804,590
Meta Platforms, Inc., Class A(1)	1,015	332,057
		1,136,647
IT Services — 2.3%
Accenture PLC, Class A	517	172,234
MongoDB, Inc.(1)	15	6,236
Okta, Inc.(1)	487	32,653
Snowflake, Inc., Class A(1)	344	64,562
		275,685
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	474	20,211
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	529	67,606
Danaher Corp.	236	52,701
West Pharmaceutical Services, Inc.	108	37,882
		158,189
Machinery — 1.1%
Deere & Co.	291	106,043
Xylem, Inc.	262	27,544
		133,587
Pharmaceuticals — 3.9%
Eli Lilly & Co.	336	198,590
Novo Nordisk A/S, ADR	1,858	189,219
Zoetis, Inc.	423	74,731
		462,540
Professional Services — 0.6%
Automatic Data Processing, Inc.	321	73,804
Semiconductors and Semiconductor Equipment — 8.6%
Advanced Micro Devices, Inc.(1)	1,242	150,481

Analog Devices, Inc.	318	58,315
Applied Materials, Inc.	757	113,384
ASML Holding NV, NY Shares	91	62,222
Enphase Energy, Inc.(1)	66	6,667
GLOBALFOUNDRIES, Inc.(1)	222	11,919
Lam Research Corp.	33	23,625
NVIDIA Corp.	1,277	597,253
		1,023,866
Software — 24.0%
Adobe, Inc.(1)	128	78,209
Cadence Design Systems, Inc.(1)	482	131,716
Crowdstrike Holdings, Inc., Class A(1)	260	61,618
Datadog, Inc., Class A(1)	320	37,302
Intuit, Inc.	213	121,721
Microsoft Corp.	4,789	1,814,600
PagerDuty, Inc.(1)	866	18,879
Palo Alto Networks, Inc.(1)	228	67,281
Salesforce, Inc.(1)	767	193,207
ServiceNow, Inc.(1)	280	192,007
Splunk, Inc.(1)	321	48,644
Workday, Inc., Class A(1)	290	78,509
		2,843,693
Specialized REITs — 0.6%
Equinix, Inc.	84	68,461
Specialty Retail — 3.3%
Burlington Stores, Inc.(1)	67	11,363
CarMax, Inc.(1)	426	27,238
Home Depot, Inc.	541	169,598
TJX Cos., Inc.	1,516	133,575
Ulta Beauty, Inc.(1)	119	50,693
		392,467
Technology Hardware, Storage and Peripherals — 10.6%
Apple, Inc.	6,600	1,253,670
Textiles, Apparel and Luxury Goods — 0.8%
Crocs, Inc.(1)	37	3,907
Deckers Outdoor Corp.(1)	143	94,948
		98,855
Trading Companies and Distributors — 0.2%
WW Grainger, Inc.	24	18,869
TOTAL COMMON STOCKS (Cost $10,617,315)		11,856,619
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $10,638)	10,638	10,638
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $10,627,953)		11,867,257
OTHER ASSETS AND LIABILITIES — 0.1%		6,376
TOTAL NET ASSETS — 100.0%		$11,873,633

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.